STATEMENT OF CASH FLOWS (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of cash flow statement [text block] [Abstract]
Rejection amount of fleet contracts	$ (891,407)
Other secured obligations	(886,895)
Financial leases value	$ (4,512)